Carillon Account is a separate account of Union Central Life Insurance Company registered with the Securities and Exchange Commission as a unit investment Trust under the Investment Company Act of 1940. Carillon Account has been divided into subaccounts, each of which invests in a different
Portfolio of the funds as follows:
(1) Zenith Portfolio, Bond Portfolio, Russell 2000 Index Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Nasdaq-100 Index Portfolio of the Pinnacle Series of
Summit Mutual Funds, Inc.
(2) MFS Emerging Growth Series, MFS Growth With Income Series, MFS
High Income Series, MFS New Discovery Series and MFS Total Return
Series of MFS Variable Insurance Trust;
(3) American Century VP Income & Growth Portfolio and American Century
VP Value Portfolio;
(4) Capital Growth Portfolio, International Portfolio and Money Market Portfolio of Scudder Variable Life Investment Fund;
(5) Templeton International Securities Fund Class 2 of Templeton Variable Products Series Fund;
(6) AIM V.I. Capital Appreciation Fund and AIM VI Growth Fund of AIM
Variable Insurance Funds, Inc.
(7) Oppenheimer Global Securities Fund/VA and Oppenheimer Main Street
Growth & Income Fund/VA of Oppenheimer Variable Account Funds; and
(8) Neuberger Berman Advisers Management Trust Guardian Portfolio.
FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE
REFER TO THE FOLLOWING EDGAR FILINGS:
Summit Mutual Funds, Inc.
Accession #: 0000912057-01-006942
Scudder Variable Life Investment Fund
Accession #: 0000088053-01-000285
Franklin Templeton Variable Insurance Products Trust
Accession #: 0000837274-01-000016
MFS Growth With Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000081
MFS High Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000077
MFS Emerging Growth Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000080
MFS Total Return Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000086
MFS New Discovery Series of MFS Variable Insurance Trust
Accession #: 0000950156-01-000082
AIM Variable Insurance Funds, Inc.
Accession #: 0000899243-01-000534
American Century Variable Portfolios, Inc.
Accession #: 0000814680-01-000002
Neuberger Berman Advisers Management Trust
Accession #: 0000912057-01-006763
Oppenheimer Global Securities Portfolio/VA
Accession #: 0001086144-01-
Oppenheimer Main Street Growth & Income Portfolio/VA
Accession #: 0001086144-01-